Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Intangible Assets [Abstract]
Intangible Assets

5. Intangible Assets

Intangible assets as of September 30, 2024 and December 31, 2023 consisted of the following:

	Cost	Accumulated Amortization	Net carrying value at September 30, 2024	Net carrying value at December 31, 2023
Customer relationship and lists	$3,885,679	$(1,189,469)	$2,696,210	$3,007,702
Trade names	554,067	(169,927)	384,140	612,554

Total intangible assets	$4,439,746	$(1,359,396)	$3,080,350	$3,620,256

During the nine months ended September 30, 2024 and 2023, the Company recorded amortization expense of $418,080 and $509,626, respectively.

The estimated future amortization expense for the next five years and thereafter is as follows:

Year ending December 31,
2024	$122,511
2025	490,044
2026	490,044
2027	490,044
2028	490,044
Thereafter	997,663
Total	$3,080,350

5. Intangible Assets

Intangible assets as of December 31, 2023 and 2022 consisted of the following:

	Cost	Accumulated Amortization	Impairment	Net carrying value at December 31, 2023	Net carrying value at December 31, 2022
Customer relationship and lists	$5,266,705	$(1,820,629)	$(438,374)	$3,007,702	$4,006,705
Trade names	1,141,984	(529,430)	-	612,554	731,429

Total intangible assets	$6,408,689	$(2,350,059)	$(438,374)	$3,620,256	$4,738,134

During the years ended December 31, 2023 and 2022, the Company recorded amortization expense of $679,503 and $679,495, respectively.

The estimated future amortization expense for the next five years and thereafter is as follows:

Year ending December 31,
2024	$502,768
2025	502,768
2026	502,768
2027	502,768
2028	502,768
Thereafter	1,106,416
Total	$3,620,256